Stock-Based Compensation Expense Included in Consolidated Statements of Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Selling, general and administrative expense	$ 32,541	$ 31,287	$ 31,741
Income tax (benefit)	(10,159)	(9,184)	(10,027)
Total stock-based compensation cost	$ 22,382	$ 22,103	$ 21,714